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                                                      PEGASUS FUNDS
                                               Strength in Investing

ANNUAL REPORT
PEGASUS PATHMAKER
VARIABLE ANNUITY
December 31, 1996


Separate Account Six
ITT Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities
December 31, 1996
Assets:
  Investments:
  Putman VT Global
  Growth Fund
    Shares                 30,112
    Cost                $ 442,625
    Market Value        $ 508,298

  Putman VT
  Global Asset
  Allocation Fund
    Shares                428,120
    Cost              $ 6,619,011
    Market Value      $ 7,385,069

  Putman VT U.S.
  Government
  and High
  Quality
  Bond Fund
    Shares               186,123
    Cost             $ 2,414,473
    Market Value     $ 2,458,677

 Putman VT
 Diversified
 Income Fund
   Shares                272,035
   Cost              $ 2,913,759
   Market Value      $ 3,065,837

 Pegasus Managed
 Assets
 Balanced
 Fund
   Shares              1,535,563
   Cost              $17,309,757
   Market Value      $18,396,043

  Pegasus
  Growth and
  Value Fund
    Shares               598,199
    Cost             $ 7,051,100
    Market Value     $ 7,890,240


  Pegasus
  Mid-Cap
  Opportunity
  Fund
    Shares               633,469
    Cost             $ 7,204,296
    Market Value     $ 8,526,488

  Pegasus
  Growth Fund
    Shares               818,474
    Cost             $ 9,154,103
    Market Value     $10,869,336

  Pegasus
  Money
  Market Fund
    Shares             1,343,040
    Cost             $ 1,343,040
    Market Value     $ 1,343,040





                                            PCM U.S.                Pegasus
                               PCM Global   Government              Managed                  Pegasus                   Pegasus
                               Asset        and High    PCM         Assets      Pegasus      Mid-Cap     Pegasus       Money
                  PCM Global   Allocation   Quality     Diversified Balanced    Growth/Value Opportunity Growth        Market
                  Growth Fund  Fund         Bond Fund   Income Fund Fund        Fund         Fund        Fund          Fund
                  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account   Sub-Account
                  -----------  -----------  ----------- ----------- ----------- -----------  ----------- ----------    -----------
Market Value       $ 508,298  $7,385,069   $2,458,677   $3,065,837  $18,396,043 $7,890,240 $ 8,526,488   $10,869,336   $1,343,040
Dividends
 receivable                0           0            0            0            0          0           0            0           201
Due from ITT
 Hartford Life
 and Annuity
 Insurance Co.             0      12,586        3,086            0       36,208      3,510      12,434         9,345        1,222
Receivable
  from ITT
  fund shares
  sold                    19           0            0          117            0      6,233           0             0            0
                   ---------  ----------   ----------   ----------  ----------- ----------  ----------   -----------  -----------
 Total Assets        508,298   7,397,655    2,461,763    3,065,954   18,432,251  7,899,893   8,538,922    10,878,681    1,344,463
                   ---------  ----------   ----------   ----------  ----------- ----------  ----------   -----------  -----------
 Liabilities:
  Due to ITT
  Hartford
  Life and Annuity
  Insurance
  Company                 20           0            0          117           0           0           0             0            0
  Payable for
    fund shares
    purchased              0      12,586        3,086            0       35,984          0      12,449         6,100        1,090
                   ---------  ----------   ----------   ----------  ----------- ----------  ----------   -----------  -----------
   Total
    Liabilities           20      12,586        3,086          117      35,984           0      12,449         6,100        1,090
                   ---------  ----------   ----------   ----------  ----------- ----------  ----------   -----------  -----------
Net Assets
 (Variable
 annuity
 contract
 liabilities)      $ 508,297  $7,385,069   $2,458,677   $3,065,837  $18,396,267 $7,899,983  $8,526,473   $10,872,581  $ 1,343,373
                   =========  ==========   ==========   ==========  =========== ==========  ==========   ===========  ===========


The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities-(Continued)
December 31, 1996

                                                           Units
                                                         Owned by       Unit       Contract
                                                      Participants      Price      Liability
                                                      ------------   ----------   -----------
Deferred variable annuity contracts in the
accumulation period:
Group Sub-Accounts:
  PCM Global Growth Fund Sub-Account                     37,356     $13.606797   $   508,297
  PCM Global Asset Allocation Fund Sub-Account          554,009      13.330241     7,385,069
  PCM U.S. Government and High Quality Bond Fund
  Sub-Account                                           214,672      11.453183     2,458,677
  PCM Diversified Income Fund Sub-Account               255,483      12.000177     3,065,837
  Pegasus Managed Assets Balanced Fund Sub-Account    1,456,776      12.628072    18,396,267
  Pegasus Growth and Value Fund Sub-Account             576,577      13.701521     7,899,983
  Pegasus Mid-Cap Opportunity Fund Sub-Account          632,279      13.485304     8,526,473
  Pegasus Growth Fund Sub-Account                       821,023      13.242721    10,872,581
  Pegasus Money Market Fund Sub-Account               1,260,731       1.065551     1,343,373
                                                      ---------     ----------   -----------
Grand Total                                                                      $60,456,557
                                                      =========     ==========   ===========

The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
STATEMENT OF OPERATIONS
For the year ended December 31, 1996

                                                                                        PCM
                                                                           PCM          U.S.                    Pegasus
                                                              PCM         Global     Government      PCM        Managed
                                                             Global       Asset       and High   Diversified     Assets
                                                             Growth     Allocation    Quality       Income      Balanced
                                                              Fund         Fund      Bond Fund       Fund         Fund
                                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                          -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends                                                $ 6,372      $204,195     $ 99,711     $ 84,920    $  628,389
Expenses:
  Mortality and expense undertakings                        (5,142)      (72,421)     (24,928)     (25,479)     (162,712)
                                                           -------      --------     --------     --------    ----------
  Net investment income (loss)                               1,230       131,774       74,783       59,441       465,677
Capital gains income                                         9,282       133,995           --           --       109,290
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions             20           478         (316)          32          (169)
  Net unrealized appreciation (depreciation) of
    investments during the period                           44,333       460,827      (43,356)      91,892       676,435
                                                           -------      --------     --------     --------    ----------
  Net gain (loss) on investments                            44,353       461,305      (43,672)      91,924       676,266
                                                           -------      --------     --------     --------    ----------
  Net increase in net assets from operations               $54,865      $727,074     $ 31,111     $151,365    $1,251,233
                                                           =======      ========     ========     ========    ==========






                                                           Pegasus      Pegasus                   Pegasus
                                                             Growth      Mid-Cap      Pegasus       Money
                                                           and Value   Opportunity     Growth       Market
                                                              Fund         Fund         Fund         Fund
                                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                          -----------  -----------  -----------  -----------
Investment Income:
  Dividends                                                 $242,813   $   42,629    $   24,380    $ 41,028
Expenses:
  Mortality and expense undertakings                         (70,800)     (82,779)     (109,374)    (11,899)
                                                            --------   ----------    ----------    --------
  Net investment income (loss)                               172,013      (40,150)      (84,994)     29,129
Capital gains income                                          58,564       95,175        21,919          --
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions            2,671        2,433         1,567          --
  Net unrealized appreciation (depreciation) of
    investments during the period                            592,332    1,189,616     1,282,106          --
                                                            --------   ----------    ----------    --------
  Net gain (loss) on investments                             595,003    1,192,049     1,283,673          --
                                                            --------   ----------    ----------    --------
  Net increase in net assets from operations                $825,580   $1,247,074    $1,220,598    $ 29,129
                                                            ========   ==========    ==========    ========

The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1996

                                                                               PCM
                                                                 PCM           U.S.                       Pegasus
                                                  PCM          Global       Government         PCM         Managed
                                                 Global         Asset        and High      Diversified     Assets
                                                 Growth      Allocation       Quality        Income       Balanced
                                                  Fund          Fund         Bond Fund        Fund          Fund
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                              -----------    -----------    -----------    -----------   -----------
Operations:
  Net investment income (loss)                 $   1,230    $   131,774    $    74,783    $    59,441    $    465,677
  Capital gains income                             9,282        133,995             --             --         109,290
  Net realized gain (loss) on security
    transactions                                      20            478           (316)            32            (169)
  Net unrealized appreciation (depreciation)
    of investments during the period              44,333        460,827        (43,356)        91,892         676,435
                                               ---------    -----------    -----------    -----------    ------------
  Net increase in net assets resulting from
    operations                                    54,865        727,074         31,111        151,365       1,251,233
                                               ---------    -----------    -----------    -----------    ------------
Unit transactions:
  Purchases                                       66,395      2,475,962      1,175,062      1,646,339       8,868,728
  Net transfers                                  138,183        541,687          2,174        346,797       1,130,362
  Surrenders                                      (2,343)      (250,295)       (64,629)      (100,736)       (605,871)
                                               ---------    -----------    -----------    -----------    ------------
  Net increase in net assets resulting from
    unit transactions                            202,235      2,767,354      1,112,607      1,892,400       9,393,219
                                               ---------    -----------    -----------    -----------    ------------
  Total increase in net assets                   257,100      3,494,428      1,143,718      2,043,765      10,644,452
Net assets:
  Beginning of Year                              251,197      3,890,641      1,314,959      1,022,072       7,751,815
                                               ---------    -----------    -----------    -----------    ------------
  End of Year                                  $ 508,297    $ 7,385,069    $ 2,458,677    $ 3,065,837    $ 18,396,267
                                               =========    ===========    ===========    ===========    ============

For the period from inception, February 15,
  1995, to December 31, 1995
Operations:
  Net investment income (loss)                 $  (1,539)   $   (21,635)   $    (7,716)   $    (5,681)   $     76,181
  Net realized gain (loss) on security
    transactions                                     (83)           220            149             14             (38)
  Net unrealized appreciation
    of investments during the period              21,338        305,231         87,562         60,185         424,298
                                               ---------    -----------    -----------    -----------    ------------
  Net increase in net assets
    resulting from operations                     19,716        283,816         79,995         54,518         500,441
                                               ---------    -----------    -----------    -----------    ------------
Unit transactions:
  Purchases                                      153,142      3,409,768      1,236,786        913,625       6,886,652
  Net transfers                                   78,454        232,158         13,399         81,213         427,840
  Surrenders                                        (115)       (35,101)       (15,221)       (27,284)        (63,118)
                                               ---------    -----------    -----------    -----------    ------------
  Net increase in net assets
    resulting from unit transactions             231,481      3,060,825      1,234,964        967,554       7,251,374
                                               ---------    -----------    -----------    -----------    ------------
  Total increase in net assets                   251,197      3,890,641      1,314,959      1,022,072       7,751,815
Net assets:
  Beginning of Period                                 --             --             --             --              --
                                               ---------    -----------    -----------    -----------    ------------
  End of Period                                $ 251,197    $ 3,890,641    $ 1,314,959    $ 1,022,072    $  7,751,815
                                               =========    ===========    ===========    ===========    ============







                                                 Pegasus       Pegasus                      Pegasus
                                                  Growth       Mid-Cap       Pegasus        Money
                                                and Value    Opportunity     Growth         Market
                                                   Fund         Fund          Fund          Fund
                                               Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                               -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)                 $  172,013    $  (40,150)   $   (84,994)  $   29,129
  Capital gains income                             58,564        95,175         21,919           --
  Net realized gain (loss) on security
    transactions                                    2,671         2,433          1,567           --
Net unrealized appreciation (depreciation)
    of investments during the period              592,332     1,189,616      1,282,106           --
                                               ----------    ----------    -----------   ----------
  Net increase in net assets resulting from
    operations                                    825,580     1,247,074      1,220,598       29,129
                                               ----------    ----------    -----------   ----------
Unit transactions:
  Purchases                                     3,856,399     2,978,256      3,671,953      660,650
  Net transfers                                   281,626       147,979        452,544       29,045
  Surrenders                                     (228,985)     (265,422)      (335,723)     (31,505)
                                               ----------    ----------    -----------   ----------
  Net increase in net assets resulting from
    unit transactions                           3,909,040     2,860,813      3,788,774      658,190
                                               ----------    ----------    -----------   ----------
  Total increase in net assets                  4,734,620     4,107,887      5,009,372      687,319
Net Assets:
  Beginning of Year                             3,165,363     4,418,586      5,863,209      656,054
                                               ----------    ----------    -----------   ----------
  End of Year                                  $7,899,983    $8,526,473    $10,872,581   $1,343,373
                                               ==========    ==========    ===========   ==========

For the period from inception, February 15,
  1995, to December 31, 1995
Operations:
  Net investment income (loss)                 $    8,682    $  (11,731)   $   (10,045)  $    8,439
  Capital gains income                                 --            --             --           --
  Net realized gain (loss) on security
    transactions                                     (301)           22           (153)          --
  Net unrealized appreciation
    of investments during the period              261,174       146,983        446,890           --
                                               ----------    ----------    -----------   ----------
  Net increase in net assets
    resulting from operations                     269,555       135,274        436,692        8,439
                                               ----------    ----------    -----------   ----------
Unit transactions:
  Purchases                                     2,785,446     3,995,211      5,237,946      607,825
  Net transfers                                   142,382       322,557        243,179       44,272
  Surrenders                                      (32,020)      (34,456)       (54,608)      (4,482)
                                               ----------    ----------    -----------   ----------
  Net increase in net assets
    resulting from unit transactions            2,895,808     4,283,312      5,426,517      647,615
                                               ----------    ----------    -----------   ----------
  Total increase in net assets                  3,165,363     4,418,586      5,863,209      656,054
Net assets:
  Beginning of Period                                  --            --             --           --
                                               ----------    ----------    -----------   ----------
  End of Period                                $3,165,363    $4,418,586    $ 5,863,209   $  656,054
                                               ==========    ==========    ===========   ==========

The accompanying notes are an integral part of these financial statements.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
NOTES TO FINANCIAL STATEMENTS


1. Organization:
   Separate Account Six (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders. The account commenced operations on February 15, 1995.

2. Significant Accounting Policies:
   The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

      a) Security Transactions--
         Security transactions are recorded on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under current tax regulations.

      b) Security Valuation--
         The investment in shares of the Putnam Variable Trust Funds (Putnam VT Global Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund and Putnam VT Diversified Income Fund) or the Pegasus (formerly Woodward) Variable Annuity Funds (Managed Assets Balanced Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund and Money Market Fund) are valued at the closing net asset value per share as determined by each Fund as of December 31, 1996.

      c) Federal Income Taxes--
         The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

      d) Uses of Estimates--
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. Administration of the Account and Related Charges:

      a) Mortality and Expense Undertakings--
         The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

      b) Deduction of Annual Maintenance Fee--
         Annual maintenance fees are deducted through termination of units of interest from applicable contractholder's accounts, in accordance with the terms of the contracts.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Separate Account Six and to the Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Six (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1996 and the period from inception, February 15, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Six as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, February 15, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut,
February 14, 1997.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Managed Assets Balanced Fund


An Interview with Claude Erb
Portfolio Manager


Q. Last year was a great year for the stock market. How did the fund do?

It was a good year for the fund. The total return was 12.15%, which slightly trailed the 13.76% earned by the average fund in the Lipper balanced fund universe. Because of the fund's significant weighting in bonds, the fund's return was below the strong performance of the Standard & Poor's 500 Stock Index, which returned 23.00% for the year.

Q. Why do you think U.S. stocks were so strong in comparison to other markets in 1996?

Two factors were especially significant. A few factors contributed to this performance. The first was that economic conditions in the U.S. were better than expected. Moderate growth and inflation allowed company earnings to exceed expectations and allowed valuations to drift up. Second, and more importantly, we saw a flood of money into domestic stock mutual funds. This money was put to work in the stock market. At the moment, these factors all remain in place, but we are monitoring potential changes in the market regime.

Q. What, in particular, drove the fund's performance?

There were two offsetting factors driving the fund's performance. The positive factor was positive security selection within the portfolio, with bonds, in particular showing gains well in excess of their benchmark. However, this was offset by our underweighting of equities through much of the year.

Q. How were the portfolios allocated throughout the year?

As just indicated, for a good portion of the year we were underweighted in equities and overweighted in bonds. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned only 3.62% in 1996. Within the fund's equity sector, we were overweighted in large capitalization value stocks, and correspondingly underweighted in large capitalization growth stocks.

Q. What is your outlook for the year ahead?

We are unlikely to see a repeat of the strong performance for the U.S. equity markets. Relatively high valuations and slowing profit growth could hold back returns for the year. We are more enthusiastic about the prospects for the overseas markets. In particular, we believe the emerging markets should outperform domestic equities. On the interest rate front, we do not expect much change in interest rates in 1997, which contrasts greatly with 1996, when we saw the yield on the 30-year U.S. Treasury bond increase from 5.96% to 6.64%.

Q. How have you positioned the fund to take advantage of your outlook?

In light of our cautious stance on the domestic stock market, we remain underweighted in U.S. stocks. Within the domestic equity sector, we think that relative valuations favor value stocks over growth stocks, and we have positioned the portfolio accordingly. We have also overweighted international stocks in the portfolio, and they could play catch-up to the U.S. equity market in the coming year. Corresponding to our underweighting in equities is an overweight in fixed income securities. Relatively stable interest rates should allow the fund to earn returns on bonds in line with their current yields.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Managed Assets Balanced Fund - (Continued)


                      Growth of $10,000 Invested in the
          Pegasus Variable Annuity Managed Assets Balanced Fund, and a 60% S&P 500 Index*; 40% Lehman Brothers Aggregate Bond Index Blend**

            Variable Annuity
       Managed Assets Balanced Fund
          I Share  Index Blend(1)
3/95         10000    10000
6/95         10544    10890
9/95         11010    11935
12/95        11524    12261
3/96         11773    12564
6/96         11987    12930
9/96         12334    13271
12/96        12918    14095


(1) Excludes expenses.

                     Total Return                       Inception    One      Since
                   Through 12/31/96                        Date      Year   Inception
                   ----------------                     ---------    ----   ---------
Pegasus Variable Annuity Managed Assets Balanced Fund
I Shares                                                 3/30/95    12.15%    15.70%
60% S&P 500 Index*; 40% Lehman Brothers Aggregate        3/30/95    14.96%    40.95%
 Bond Index** Blend


The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

 * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

** The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Growth and Value Fund


An Interview with Gary L. Konsler
Portfolio Manager


Q. How did the Variable Annuity Growth and Value Fund perform relative to the market and other mutual funds during 1996?

The S&P 500 Index finished 1996 with another dramatically above-average return of 23.0%. When added to the 37.5% return earned in 1995, the combined two year return has not been equaled since the mid-1970's. In terms of the Dow Jones Industrial Average, it is the best two year period in 40 years. The DJIA hit a new high on average once per week over the past two years, a record. The Fund participated in this bull market generating a 18.8% return (I Shares), in 1996. Likewise, the Fund performed in line with the 20.8% return for Lipper Growth and Income Universe Average of mutual funds as well as the 19.5% return for all diversified U.S. stock funds in the Lipper database.

Q. What were the factors driving these dramatically above-average returns?

During 1996, stocks benefited from (1) a sixth year of economic expansion, the third longest in history, with inflation at the lowest rate since World War II, (2) growing corporate profits, resulting from investments in new equipment and squeezing more efficiencies out of the labor force, but the profit growth was at only half the growth rate of 1995, (3) record setting cash flows into mutual funds, averaging 65 cent of every dollar saved, (4) the Fed balancing monetary policy nearly perfectly plus Congress and the Administration pledging fiscal reasonability, (5) a 71% increase in stock buy backs and (6) record setting merger and acquisition activity.

Q. What stocks performed particularly well in the Fund and which did not meet your expectations?

The best performing stocks were in the technology area, i.e., Intel and Compaq. In the energy area Schlumberger and the natural gas stock MCN performed especially well. Likewise, merger and acquisition activity involving MCI, Duracell and Boeing provided major contributions. Finance was additive with BankAmerica as was Toys "R" Us and Cracker Barrel. On the negative side, the Fund was hurt by the sell-off in EDS following an EPS announcement. In fact the common thread among our weaker investments were EPS reports that were less than consensus expectations, e.g., Stewart & Stevenson, Great Lakes Chemicals, AT&T, Rubbermaid.

Q. You mentioned merger and acquisition activity, how did the Growth and Value Fund participate in this M&A activity?

During 1996, the Fund participated in five of the 15 largest deals announced in the mergers and acquisition area through its holdings in MCI, Boeing, U.S. Healthcare, Duracell and Dun & Bradstreet.

Q. What kind of turnover did you experience in 1996?

As a result of thelarge advance in stock prices, turnover was a bit above-average at 47% for then year. Generally, buy and sale activity will result in turnover of approximately 35% annually.

Q. There has been a lot of talk about cash in mutual funds. What is the Fund's cash position and what is your philosophy regarding cash?

Cash equivalents were maintained in a 2% to 3% operational range. The Fund will remain fully invested. Cash will not be used for market timing or asset allocation purposes.

Q. The market appears high to many commentators, what do you think? How do you invest in such an environment?

As the six year bull market accelerated at a dramatically above average rate in 1996, corporate earnings disappointments in July and fears of potentially higher rates were reversed within weeks to months. Each and every decline in the market became an opportunity to buy. For example, during the fourth quarter Fed Chairman Greenspan publicly wondered if investors were becoming "irrationally exuberant." The market declined briefly but then accelerated to new highs. As the year ended, investor psychology was extremely bullish. Many investors had become convinced that rising stock prices are inevitable. The danger in such an environment is to overly concentrate thereby incurring above average risk on the assumption that above average returns are assured. To secure good long term returns yet balance the risks associated with equity investing, it is prudent to have the core of a common stock portfolio in a fully invested, large cap, quality, broadly diversified fund which produces a market rate of income, while exposing the investor to only approximately average market risk. The Growth and Value Fund is such a fund.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Growth and Value Fund - (Continued)


                       Growth of $10,000 Invested in the
             Pegasus Variable Annuity Growth and Value Fund and the
                                S&P 500 Index*

   Variable Annuity
    Growth & Value
   I-Share  S&P 500(1)
3/95         10000    10000
6/95         10477    10953
9/95         11164    11823
12/95        11762    12534
3/96         12359    13207
6/96         12726    13799
9/96         13126    14225
12/96        13970    15410

(1) Excludes expenses.

                 Total Return                    Inception    One      Since
               Through 12/31/96                     Date      Year   Inception
               ----------------                  ---------    ----   ---------
Pegasus Variable Annuity Growth and Value Fund
I Shares                                          3/30/95    18.75%    20.93%
S&P 500 Index*                                    3/30/95    22.95%    28.03%

The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Mid-Cap Opportunity Fund


An Interview with Ronald Doyle and Joseph Gatz
Portfoilo Managers


Q. 1996 was a good year for equities. How did the Variable Annuity Mid-Cap Opportunity Fund perform in 1996?

The Variable Annuity Mid-Cap Opportunity Fund returned 24.6 percent (I Shares), for the twelve months ended December 31, 1996, compared to the 17.9 percent return for the Lipper Mid-Cap Universe Average and the 19.1 percent return for the Russell 2500 Index. Despite the fact most mid-cap managers lagged the broader market during the year, the fund exceeded the 23.0 percent return of the larger-cap oriented S&P 500 Index.

Q. Which sectors did you emphasize in 1996?

The fund is managed in a "bottom-up" style, emphasizing fundamental research on companies and valuation as opposed to sector rotation or asset allocation. However, our research efforts resulted in a modest overweight in financial and capital goods stocks in the fund for most of the year.

Q. What's the outlook for 1997?

We remain optimistic about the prospects for the Variable Annuity Mid-Cap Opportunity fund. Although the equity market seems to be well above its historical valuation parameters, the fundamental outlook remains positive. 1996 marked the second consecutive year small and mid-sized company stocks lagged the performance of larger companies. As a result, the valuation of medium and small sized companies appears somewhat more attractive relative to larger companies.

Q. Given this outlook, how is the fund positioned?

We believe our attention to company valuations was a key contributor to our strong performance in 1996. Given the overall valuation of the equity market, we feel attention to valuation will continue to be important in determining successful investment styles in 1997. We intend to continue with our long-standing approach of investing in fundamentally sound companies with strong growth prospects but reasonable valuations.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Mid-Cap Opportunity Fund - (Continued)


                       Growth of $10,000 Invested in the
               Pegasus Variable Annuity Mid-Cap Opportunity Fund
                          and the Russell 2500 Index*

          Variable Annuity
            Mid-Cap Fund
          I Share  R2500(1)
3/95         10000    10000
6/95         10507    10890
9/95         11021    11935
12/95        11073    12261
3/96         11855    12979
6/96         12231    13519
9/96         12922    13825
12/96        13788    14594


(1) Excludes expenses.
(2) Investment in the S&P 500 Index** (the 1995 benchmark) is currently valued at $14,594.

                   Total Return                     Inception    One       Since
                 Through 12/31/96                      Date     Year     Inception
                 ----------------                   ---------   ----     ---------
Pegasus Variable Annuity Mid-Cap Opportunity Fund
I Shares                                            3/30/95     24.53%    20.04%
Russell 2500 Index*                                 3/30/95     19.03%(1) 24.11%

(1) Return for the S&P 500 Index** (the 1995 benchmark) was 22.95%.


The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 * The Russell 2500 Index is an unmanaged index generally representative of the small-to-medium-small stock market.

** The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Growth Fund

An Interview with Jeffrey Beard
Portfolio Manager


Q. 1996 was a good year for equity markets. How well did the Pegasus Variable Annuity Growth Fund perform?

Although the Fund managed to perform reasonably well through the first nine months of the year, the market's strong advance in the final quarter was difficult to keep pace with. This is partially attributable to the market's strong contribution in the quarter from the energy and utility sectors -- these are typically characterized as more defensive in nature and usually are under represented in growth funds because of their lackluster growth profiles.

Q. Given the environment, how did you approach the market?

The Fund continues to be managed with a long view belief in a slow growth, contained inflation global economic backdrop. Within this framework, the Fund has sought opportunities where fundamentals and earnings momentum are firmly in place, expectations are rising, the company is in solid financial shape, and, all else equal, where the valuations are still reasonable. At the same time, the Fund remains diversified in its holdings.

Q. Which sectors did you emphasize?

Healthcare and capital goods were two areas of emphasis. These sectors have traditionally demonstrated the most consistent and predictable growth at this stage of the economic cycle, particularly important when visibility of earnings is awarded a premium by investors. Technology was also emphasized, in large part due to the superior growth in demand for new products and services driving topline growth.

Q. What is your outlook for 1997, and given this outlook, how has the Fund been positioned?

Not much has changed. Earnings expectations, although more reasonable, continue to look somewhat swollen, and could result in disappointment and poor stock performance. Similarly, inflation, which has remained benign over the last several months, may be the cause of some nervousness over the next several months, but should remain controlled. In anticipation of this, the Fund has been reducing its exposure to the financial sector, and emphasizing multinational growth and higher quality growth companies in portfolio construction.

Pegasus Variable Annuity Fund
Management's Discussion and Analysis
Growth Fund - (Continued)


                       Growth of $10,000 Invested in the
                  Pegasus Variable Annuity Growth Fund and the
                                S&P 500 Index*


    Variable Annuity
        Growth Fund
     I Shares S&P 500(1)
3/95         10000    10000
6/95         10364    10953
9/95         10818    11823
12/95        11431    12534
3/96         12160    13207
6/96         12243    13799
9/96         12652    14225
12/96        13431    15410


(1) Excludes expenses.

            Total Return               Inception    One      Since
          Through 12/31/96                Date      Year   Inception
          ----------------             ---------    ----   ---------
Pegasus Variable Annuity Growth Fund
I Shares                                3/30/95    17.50%    18.26%
S&P 500 Index*                          3/30/95    22.95%    28.03%

The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

Pegasus Variable Annuity Fund
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996

                                                         Managed
                                                          Assets                     Mid-Cap
                                                         Balanced     Growth and   Opportunity     Growth      Money Market
                                                           Fund       Value Fund      Fund          Fund           Fund
                                                        -----------   ----------   -----------  ------------   ------------
ASSETS:
Investment in securities:
  At cost                                               $20,604,998   $7,706,964   $7,743,615   $  9,612,786    $1,872,966
                                                        -----------   ----------   ----------   ------------    ----------

  At value (Note 2)                                     $22,102,240   $8,567,383   $9,176,473   $ 11,517,211    $1,879,609
Cash                                                           --           --           --             --             430
Receivable for securities sold                               11,968       10,756       13,316           --            --
Receivable for shares purchased                              36,208        3,510       12,434          9,345         1,222
Income receivable                                           117,797       18,176       10,437         11,597         7,470
Deferred organization costs, net (Note 2)                    19,236       19,236       19,236         19,236        19,236
Prepaids and other assets                                     4,347        1,564        1,886          2,474           427
                                                        -----------   ----------   ----------   ------------    ----------

    TOTAL ASSETS                                         22,291,796    8,620,625    9,233,782     11,559,863     1,908,394
                                                        -----------   ----------   ----------   ------------    ----------

LIABILITIES:
Accrued investment advisory fees                             13,680        5,361        5,585          7,300           695
Accrued custodial fees                                        2,557        2,986        3,670          1,310           565
Other payables and accrued expenses                             321        9,721        8,867          9,232        17,628
                                                        -----------   ----------   ----------   ------------    ----------

    TOTAL LIABILITIES                                        16,558       18,068       18,122         17,842        18,888
                                                        -----------   ----------   ----------   ------------    ----------

    NET ASSETS                                          $22,275,238   $8,602,557   $9,215,660   $ 11,542,021    $1,889,506
                                                        -----------   ----------   ----------   ------------    ----------

Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $   185,907   $   65,198   $   68,469   $     86,934    $  188,951
Additional paid-in capital                               20,395,705    7,531,701    7,649,007      9,576,194     1,700,555
Accumulated undistributed net investment income               9,659        6,919           66          1,082          --
Accumulated undistributed net realized gains (losses)       186,725      138,320       65,260        (26,614)         --
Net unrealized appreciation on investments                1,497,242      860,419    1,432,858      1,904,425          --
                                                        -----------   ----------   ----------   ------------    ----------

    NET ASSETS                                          $22,275,238   $8,602,557   $9,215,660   $ 11,542,021    $1,889,506
                                                        ===========   ==========   ==========   ============    ==========

Shares of capital stock outstanding                       1,859,069      651,978      684,687        869,335     1,889,506
                                                        ===========   ==========   ==========   ============    ==========

Net asset value and redemption price per share          $     11.98   $    13.19   $    13.46   $      13.28    $     1.00
                                                        ===========   ==========   ==========   ============    ==========


                      See Notes to Financial Statements.

Pegasus Variable Annuity Fund
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1996

                                                    Managed
                                                     Assets                      Mid-Cap                   Money
                                                    Balanced     Growth and    Opportunity     Growth      Market
                                                      Fund       Value Fund       Fund          Fund        Fund
                                                   ----------    -----------   -----------   ----------   --------
INVESTMENT INCOME (Note 2):
  Interest                                         $  505,759    $   15,495    $   14,786    $   22,773    $73,686
  Dividends                                           144,239       109,594        57,637        90,590         --
                                                   ----------    ----------    ----------    ----------    -------
    TOTAL INVESTMENT INCOME                           649,998       125,089        72,423       113,363     73,686
                                                   ----------    ----------    ----------    ----------    -------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory and administration fee          114,254        42,701        48,992        63,261      6,212
  Professional fees                                    36,929        24,594        25,286        27,744     18,383
  Custodial fee                                        44,156        29,925        31,248        13,655      6,877
  Transfer and dividend disbursing agent fees           2,958         2,942         2,961         2,958      2,930
  Amortization of deferred organziation costs           5,919         5,919         5,919         5,919      5,919
  Insurance                                            14,592         4,934         5,899         7,662      3,846
  Printing                                             11,150         7,751         7,946         8,559      6,157
  Registration, filing fees and other expenses          1,393        10,302         9,773         9,483     19,942
  Less: Expense reimbursement                        (102,154)      (80,795)      (82,608)      (67,679)    63,365)
                                                   ----------    ----------    ----------    ----------    -------
    NET EXPENSES                                      129,197        48,273        55,416        71,562      6,901
                                                   ----------    ----------    ----------    ----------    -------
NET INVESTMENT INCOME                                 520,801        76,816        17,007        41,801     66,785
                                                   ----------    ----------    ----------    ----------    -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
  Net realized gains (losses)                         569,160       383,386       250,859        (7,205)        --
  Net change in unrealized appreciation on
    investments                                       743,922       550,254     1,197,353     1,393,107         --
                                                   ==========    ==========    ==========    ==========    =======
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    1,313,082       933,640     1,448,212     1,385,902         --
                                                   ==========    ==========    ==========    ==========    =======
NET INCREASE IN NET ASSETS FROM OPERATIONS         $1,833,883    $1,010,456    $1,465,219    $1,427,703    $66,785
                                                   ==========    ==========    ==========    ==========    =======


                      See Notes to Financial Statements.

                                      16






Pegasus Variable Annuity Fund
STATEMENTS OF CHANGES IN NET ASSETS


                                             Managed Assets                Growth and                    Mid-Cap
                                             Balanced Fund                  Value Fund                Opportunity Fund
                                       ---------------------------  ---------------------------  ---------------------------
                                        Year Ended    Period Ended   Year Ended    Period Ended   Year Ended   Period Ended
                                       December 31,   December 31,  December 31,   December 31,  December 31,   December 31,
                                           1996           1995          1996           1995          1996           1995
                                       ------------   ------------  ------------   ------------ ------------   ------------
FROM OPERATIONS:
  Net investment income              $   520,801     $   194,591    $   76,816     $   29,537     $   17,007    $   14,190
  Net realized gains (losses)            569,160          52,016       383,386         35,828        250,859       (36,276)
  Net change in unrealized
    appreciation on investments          743,922         753,320       550,254        310,165      1,197,353       235,505
                                     -----------     -----------    ----------     ----------     ----------    ----------
  Net increase in net assets from
    operations                         1,833,883         999,927     1,010,456        375,530      1,465,219       213,419
                                     -----------     -----------    ----------     ----------     ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
(Note 2):
  From net investment income            (512,770)       (192,963)      (69,919)       (29,515)       (16,984)      (14,147)
  From realized gains                   (434,451)             --      (277,463)        (3,431)      (148,305)           --
  In excess of realized gains                 --              --            --             --             --        (1,018)
                                     -----------     -----------    ----------     ----------     ----------    ----------
  Total distributions                   (947,221)       (192,963)     (347,382)       (32,946)      (165,289)      (15,165)
                                     -----------     -----------    ----------     ----------     ----------    ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold           10,058,098      10,294,774     4,514,913      3,508,134      3,254,384     4,792,328
  Net asset value of shares issued
    in reinvestment of
    distributions to shareholders        512,770         192,963        69,919         32,946         17,784        15,165
                                     -----------     -----------    ----------     ----------     ----------    ----------
                                      10,570,868      10,487,737     4,584,832      3,541,080      3,272,168     4,807,493
  Less: payments for shares
    redeemed                            (393,168)        (83,825)     (399,040)      (129,973)      (328,803)      (33,382)
                                     -----------     -----------    ----------     ----------     ----------    ----------
  Net increase in net assets from
    capital share transactions        10,177,700      10,403,912     4,185,792      3,411,107      2,943,365     4,774,111
                                     -----------     -----------    ----------     ----------     ----------    ----------
NET INCREASE IN NET ASSETS            11,064,362      11,210,876     4,848,866      3,753,691      4,243,295     4,972,365
NET ASSETS:
  Beginning of period                 11,210,876              --     3,753,691             --      4,972,365            --
                                     -----------     -----------    ----------     ----------     ----------    ----------
  End of period                      $22,275,238     $11,210,876    $8,602,557     $3,753,691     $9,215,660    $4,972,365
                                     ===========     ===========    ==========     ==========     ==========    ==========
CAPITAL SHARE TRANSACTIONS:
  Shares sold                            854,721         985,257       355,619        331,700        259,511       452,879
  Shares issued in reinvestment of
    distributions to shareholders         43,860          17,604         5,483          2,942          1,410         1,398
                                     -----------     -----------    ----------     ----------     ----------    ----------
                                         898,581       1,002,861       361,102        334,642        260,921       454,277
  Less: shares redeemed                  (34,648)         (7,725)      (31,926)       (11,840)       (27,359)       (3,152)
                                     -----------     -----------    ----------     ----------     ----------    ----------
NET INCREASE IN SHARES OUTSTANDING       863,933         995,136       329,176        322,802        233,562       451,125
CAPITAL SHARES:
  Beginning of period                    995,136              --       322,802             --        451,125            --
                                     -----------     -----------    ----------     ----------     ----------    ----------
  End of period                        1,859,069         995,136       651,978        322,802        684,687       451,125
                                     ===========     ===========    ==========     ==========     ==========    ==========

                      See Notes to Financial Statements.

Pegasus Variable Annuity Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Growth                     Money Market
                                                                             Fund                          Fund
                                                                 ---------------------------   ---------------------------
                                                                  Year Ended    Period Ended    Year Ended    Period Ended
                                                                 December 31,   December 31,   December 31,   December 31,
                                                                     1996           1995           1996           1995
                                                                 ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income                                          $    41,801   $    2,283      $  66,785      $  32,000
  Net realized gains (losses)                                         (7,205)       8,122             --             --
  Net change in unrealized appreciation on investments             1,393,107      511,318             --             --
                                                                 -----------   ----------      ---------      ---------
  Net increase in net assets from operations                       1,427,703      541,723         66,785         32,000
                                                                 -----------   ----------      ---------      --------- -
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                                         (40,769)     (22,233)        (66,785)       (32,000)
  From realized gains                                                 (3,939)      (4,183)             --             --
  In excess of realized gains                                        (19,409)          --              --             --
                                                                 -----------   ----------      ----------     ----------
  Total distributions                                                (64,117)     (26,416)        (66,785)       (32,000)
                                                                 -----------   ----------      ----------     ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                        4,036,761    6,001,443         794,587      1,168,068
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                     40,769       26,416          66,785         31,505
                                                                 -----------    ---------      ----------     ----------
                                                                   4,077,530    6,027,859         861,372      1,199,573
  Less:  payments for shares redeemed                               (334,031)    (108,230)       (147,758)       (23,681)
                                                                 -----------   ----------      ----------     ----------
  Net increase in net assets from capital share transactions       3,743,499    5,919,629         713,614      1,175,892
                                                                 -----------   ----------      ----------     ----------
NET INCREASE IN NET ASSETS                                         5,107,085    6,434,936         713,614      1,175,892
NET ASSETS:
  Beginning of period                                              6,434,936           --       1,175,892             --
                                                                 -----------   ----------      ----------     ----------
  End of period                                                  $11,542,021   $6,434,936      $1,889,506     $1,175,892
                                                                 ===========   ==========      ==========     ==========
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                        326,834      573,282         794,587      1,168,068
  Shares issued in reinvestment of distributions to
    shareholders                                                       3,152        2,411          66,785         31,505
                                                                 -----------   ----------      ----------   ------------
                                                                     329,986      575,693         861,372      1,199,573
  Less: shares redeemed                                              (26,488)      (9,856)       (147,758)       (23,681)
                                                                 -----------   ----------      ----------   ------------
NET INCREASE IN SHARES OUTSTANDING                                   303,498      565,837         713,614      1,175,892
CAPITAL SHARES:
  Beginning of period                                                565,837           --       1,175,892             --
                                                                 -----------   ----------      ----------   ------------
  End of period                                                      869,335      565,837       1,889,506      1,175,892
                                                                 ===========   ==========      ==========   ============

                      See Notes to Financial Statements.

Pegasus Variable Annuity Managed Assets Balanced Fund
PORTFOLIO OF INVESTMENTS
December 31, 1996


                                                           Face        Market
                     Description                          Amount        Value
                     -----------                        ----------   ----------
TEMPORARY CASH INVESTMENT -- 17.50%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.90%, 1/2/97 (secured by various U.S. Treasury
    Strips with maturities ranging from 11/15/04
    through 5/15/06, all held at Chase Bank) ........   $3,868,800   $ 3,868,800
                                                                     -----------
  (Cost $3,868,800)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 32.27%
  U.S. Treasury Securities -- 17.57%
    Principal Strips from U.S. Treasury Securities
        due:
        5/15/17 .....................................       90,000       22,516
        8/15/17 .....................................      320,000       78,618
    Strips from U.S. Treasury Securities due:
        8/15/99 .....................................      200,000      171,242
        5/15/13 .....................................      250,000       82,952
        2/15/14 .....................................      450,000      141,350
        11/15/18 ....................................      100,000       22,519
    U.S. Treasury Bonds:
        10.750%, 8/15/05 ............................      200,000      256,594
        12.750%, 11/15/10 ...........................      490,000      693,580
        10.375%, 11/15/12 ...........................      150,000      193,172
        8.750%, 5/15/17 .............................       50,000       61,008
    U.S. Treasury Notes:
        7.875%, 1/15/98 .............................      120,000      122,662
        5.250%, 7/31/98 .............................      350,000      347,102
        7.000%, 4/15/99 .............................      100,000      102,234
        7.750%, 11/30/99 ............................      200,000      208,968
        7.125%, 2/29/00 .............................      500,000      514,765
        6.375%, 8/15/02 .............................      100,000      100,656
        6.250%, 2/15/03 .............................      500,000      499,375
        7.250%, 5/15/04 .............................      250,000      263,048
                                                                     ----------
  (Cost $3,814,898)                                                   3,882,361
                                                                     ----------
  Agency Obligations -- 14.70%
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 11 Class D, 9.500%, 7/15/19 ..........       50,000       54,570
        Series 21 Class SD, IF, 8/25/22 .............       50,000       44,687
        Series 22 Class C, 9.500%, 4/15/20 ..........       13,811       15,210
        Series 47 Class F, 10.000%, 6/15/20 .........      100,000      110,105
        Series 84 Class F, 9.200%, 10/15/20 .........       50,000       53,319
        Series 109 Class I, 9.100%, 1/15/21 .........      132,000      142,660
        Series 128 Class I, 6.500%, 2/15/21 .........      200,000      193,058
        Series 1084 Class F, IF, 5/15/21 ............      100,000      102,188
        Series 1084 Class S, IF, 5/15/21 ............       70,000       87,461
        Series 1297 Class H, 7.500%, 1/15/20 ........       42,262       42,285
        Series 1378 Class H, 10.000%, 1/15/21 .......       50,000       56,318
        Series 1378 Class JZ, 7.500%, 11/15/21 ......       68,275       66,451
        Series 1389 Class SA, IF, 10/15/07 ..........       40,303       30,570
        Series 1483 Class E, 6.500%, 2/15/20 ........       40,000       39,291
        Series 1489 Class L, 5.500%, 4/15/08 ........       60,576       59,100
        Series 1491 Class MA, 6.750%, 11/15/22 ......      112,828      106,797



                                      19





        Series 1531 Class K, 6.000%, 4/15/08 ........       86,704       82,808
        Series 1554 Class KA, IF, 8/15/08 ...........       44,037       32,214
        Series 1585 Class NB, IF, 9/15/23 ...........       24,166       20,058
        Series 1586 Class A, 6.000%, 9/15/08 ........       31,913       30,099
        Series 1604 Class SE, IF, 11/15/08 ..........       46,758       37,207
        Series 1606 Class LC, IF, 5/15/08 ...........      111,832      111,984
        Series 1606 Class LD, IF, 5/15/08 ...........       30,763       22,952
        Series 1647 Class SB, IF, 12/15/08 ..........       44,426       39,928
        Series 1686 Class A, 5.000%, 2/15/24 ........       46,224       39,132
        Series 1686 Class SL, IF, 2/15/24 ...........       46,224       38,034
        Series 1796 Class A, IF, 2/15/09 ............       25,000       19,891
        Series 1825 Class C, 5.799%, 12/15/23 .......       50,000       44,684
        Series 1854 Class C, IF, 4/15/08 ............       75,000       46,875
    Federal Housing Administration Greystone 1996-2
      Putable Pool, 7.430%, 11/1/22 .................       98,728      101,492
    Federal National Mortgage Assn. Pass Thru
      Securities:
      Guaranteed Remic Trust:
        1990 Class 1-D, 8.800%, 1/25/20 .............      47,933        50,155
        1990 Class 93-G, 5.500%, 8/25/20 ............      30,000        28,161
        1990 Class 120-H, 9.000%, 10/25/20 ..........     100,000       108,189
        1990 Class 143-J, 8.750%, 12/25/20 ..........      75,000        78,326
        1991 Class 144-PZ, 8.500%, 6/25/21 ..........      77,451        80,311
        1993 Class 32-K, 6.000%, 3/25/23 ............      34,518        32,290
        1993 Class 139-S, IF, 8/25/23 ...............      86,582        55,835
        1993 Class 155-LA, 6.500%, 5/25/23 ..........      38,769        37,929
        1993 Class 214-L, 6.000%, 12/25/08 ..........      73,116        70,315
        1993 Class 223-FB, IF, 12/25/23 .............      37,914        36,729
        1993 Class 223-SB, IF, 12/25/23 .............      14,582        11,666
        1994 Class 19-C, 5.000%, 1/25/24 ............      41,644        38,815
        1995 Class 13-B, 6.500%, 3/25/09 ............      92,475        89,340
        1996 Class 20-L, Zero Coupon, 9/25/08 .......      30,000        17,413
        1996 Class 24-K, Zero Coupon, 2/25/08 .......      25,000        17,290
        1996 Class 24-B, Zero Coupon, 10/25/08 ......      50,000        26,240
        1996 Class 46-A, 5.000%, 2/25/09 ............     250,000       234,763
        1992-G Class 42-Z, 7.000%, 7/25/22 ..........      68,053        64,925
        1992-G Class 59-C, 6.000%, 12/25/21 .........      50,000        47,695
        1994-G Class 13-ZB, 7.000%, 11/17/24 ........      57,826        53,552
    Federal National Mortgage Assn. Pass Thru Pool:
      #303532, Adjustable Rate, 3/01/29 .............      79,189        78,995
    Government National Mortgage Assn. Pass Thru Ctfs.
      Guaranteed Remic Series 1994, Class SA,
      IF, 10/16/22 ..................................     285,070        17,247
    Government National Mortgage Assn. Pass Thru
      Pool:
        #297628, 8.000%, 9/15/22 ....................      33,200        34,161
        #313110, 7.500%, 11/15/22 ...................      66,971        67,421
                                                                     ----------
  (Cost $3,182,344) .................................                 3,249,192
                                                                     ----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                 7,131,553
  (Cost $6,997,242)                                                  ----------





                                      20





CORPORATE BONDS AND NOTES -- 2.36%
  Finance -- 2.36%
    Ford Credit Grantor Trust Asset Backed Ctf.
      Series 1994-A, Class A, 6.350%, 5/15/99 .......        24,493            24,665
    Merrill Lynch MBS Inc. Project Pass Thru Ctf.
      Series 144-S FHA Insured, 7.430%, 7/25/24 .....        90,781            90,781
    NationsBank Auto Grantor Trust Asset Backed Ctf.
      Series 1995-A, Class A, 5.850%, 6/15/02 .......        27,848            27,920
    Navistar Financial Corp. Owner Trust Series
      1995-1,
      Class A2, 6.550%, 11/20/01 ....................        29,774            29,960
    Olympic Automobile Receivables Trust Asset Backed
      Pass Thru Ctf.
      Series 1996-C, Class A5, 7.000%, 12/15/01 .....       100,000           102,002
    Western Financial Asset Backed Pass Thru Ctfs.
      Series 1996-C, Class A4, 6.800%, 12/20/03 .....       150,000           152,232
    World Omni Automobile Lease Trust Asset Backed
      Pass Thru Ctf.,
      Series 1995-A, Class A, 6.050%, 11/25/01 ......        94,510            94,628
                                                                        -------------
TOTAL CORPORATE BONDS AND NOTES .....................                         522,188
   (Cost $513,915)                                                      -------------

                                                            Shares
                                                            ------
COMMON STOCKS -- 47.87%
  Aerospace -- 1.20%
    Boeing Co. ......................................         2,500           265,938
                                                                        -------------
  Air Transport -- 0.09%
    Air Express International Corp. .................           600            19,350
                                                                        -------------
  Apparel -- 0.94%
    Nine West Group, Inc. * .........................           450            20,869
    Russell Corp. ...................................         6,300           187,425
                                                                        -------------
                                                                              208,294
                                                                        -------------
  Banks -- 3.67%
    BankAmerica Corp. ...............................       2,200             219,450
    Barnett Banks, Inc. .............................       3,200             131,600
    Charter One Financial, Inc. .....................         637              26,754
    First Tennessee National ........................         700              26,250
    Fleet Financial Group, Inc. .....................       3,300             164,587
    Norwest Corp. ...................................       4,800             208,800
    TCF Financial Corp. .............................         800              34,800
                                                                        -------------
                                                                               812,241
                                                                        -------------
  Business Machines -- 1.30%
    Diebold, Inc. ...................................         450              28,294
    Electronic Data Systems Corp. ...................        5500             237,875
    Xilinx, Inc. * ..................................         550              20,247
                                                                        -------------
                                                                              286,416
                                                                        -------------



                                      21




  Business Services -- 2.70%
    American Management System, Inc. * ..............         475              11,638
    CDI Corp.* ......................................         300               8,512
    Deluxe Corp. ....................................       7,300             239,075
    DST Systems, Inc. * .............................         500              15,688
    Dun & Bradstreet Corp. ..........................       3,200              76,000
    G & K Services, Inc. Class A ....................         500              18,875
    Omnicom Group, Inc. .............................         500              22,875
    SunGard Data Systems, Inc. * ....................         800              31,600
    WMX Technologies, Inc. ..........................       5,300             172,912
                                                                        -------------
                                                                              597,175
                                                                        -------------
  Chemicals -- 1.66%
    Great Lakes Chemical Corp. ......................       2,200             102,850
    RPM, Inc. .......................................         800              13,600
    Sigma-Aldrich Corp. .............................       4,000             249,750
                                                                        -------------
                                                                              366,200
                                                                        -------------
  Construction -- 2.41%
    Crane Co. .......................................       1,350              39,150
    Masco Corp. .....................................       5,500             198,000
    York International Corp. ........................       5,300             296,137
                                                                        -------------
                                                                              533,287
                                                                        -------------
   Consumer Durables -- 0.92%
    Durakon Industries, Inc. * ......................         600               7,650
    Leggett & Platt, Inc. ...........................         900              31,162
    Rubbermaid, Inc. ................................       7,200             163,800
                                                                        -------------
                                                                              202,612
                                                                        -------------
  Containers -- 1.14%
    AptarGroup, Inc. ................................         700              24,675
    Crown Cork & Seal Co., Inc. .....................       4,200             228,375
                                                                        -------------
                                                                              253,050
                                                                        -------------
  Drugs and Medicine -- 3.69%
    Abbott Laboratories Corp. .......................       3,800             192,850
    Bristol-Myers Squibb Co. ........................       2,400             261,000
    Health Care & Retirement Corp. * ................         400              11,450
    Quorum Health Group, Inc. * .....................         800              23,800
    Schering-Plough Corp. ...........................       4,300             278,425
    Sybron International Corp. * ....................         900              29,700
    Vivra, Inc. * ...................................         650              17,956
                                                                        -------------
                                                                              815,181
                                                                        -------------
  Electronics -- 2.75%
    Belden, Inc. ....................................       1,250              46,250
    Dynatech Corp. * ................................         500              22,125
    Hewlwtt Packard Co. .............................       3,400             170,850
    KEMET Corp. .....................................         700              16,275
    Lucent Technologies, Inc. .......................       1,900              87,875
    Microchip Technology, Inc. * ....................         600              30,525



                                      22






    Molex, Inc. Class A Non-Voting ..................         550              19,594
    Motorola, Inc. ..................................       3,100             190,262
    Teradyne, Inc. * ................................       1,000              24,375
                                                                        -------------
                                                                              608,131
                                                                        -------------
  Energy and Utilities -- 3.82%
    Enron Corp. .....................................       4,500             194,062
    FPL Group, Inc. .................................       5,000             230,000
    MCN Corp. .......................................       6,400             184,800
    Pinnacle West Capital Corp. .....................       7,400             234,950
                                                                        -------------
                                                                              843,812
                                                                        -------------
   Energy Raw Materials -- 1.80%
    Apache Corp. ....................................       1,100              38,913
    Noble Affiliates, Inc. ..........................         600              28,725
    Schlumberger Ltd. ...............................       3,100             309,612
    Southwestern Energy Co. .........................       1,300              19,663
                                                                        -------------
                                                                              396,913
                                                                        -------------
  Food and Agriculture -- 4.01%
    ConAgra, Inc. ...................................       4,400             218,900
    CPC International, Inc. .........................       3,000             232,500
    PepsiCo, Inc. ...................................       7,700             225,225
    Sysco Corp. .....................................       6,400             208,800
                                                                        -------------
                                                                              885,425
                                                                        -------------
  Insurance -- 2.18%
    American International Group, Inc. ..............       1,200             129,900
    Capital Re Corp. ................................         600              27,975
    Capmac Holdings Inc. ............................         400              13,250
    Chubb Corp. .....................................       5,200             279,500
    Transatlantic Holdings, Inc. ....................         400              32,200
                                                                        -------------
                                                                              482,825
                                                                        -------------
  International Oil -- 0.71%
    British Petroleum PLC ADS .......................       1,108             156,642
                                                                        -------------
  Liquor -- 1.03%
    Anheuser Busch Companies, Inc. ..................       5,700             228,000
                                                                        -------------
  Media -- 2.14%
    Banta Corp. .....................................         950              21,731
    Gannett Co., Inc. ...............................       2,900             217,137
    Washington Post Co. Class B .....................         700             234,588
                                                                        -------------
                                                                              473,456
                                                                        -------------



                                      23





  Miscellaneous and Conglomerates -- 1.10%
    ABC Rail Products Corp. * .......................         500               9,937
    Cognizant Corp. .................................       3,000              99,000
    Culligan Water Technologies, Inc. * .............         400              16,200
    DENTSPLY International, Inc. ....................         550              26,125
    Greenfield Industries, Inc. .....................         950              29,094
    Health Management Associates, Inc., Class A * ...         275               6,188
    Littelfuse, Inc. * ..............................         600              29,100
    Wolverine Tube, Inc. * ..........................         750              26,437
                                                                        -------------
                                                                              242,081
                                                                        -------------
  Miscellaneous Finance -- 1.05%
    CMAC Investment Corp. ...........................         900              33,075
    Edwards (A.G.), Inc. ............................       1,000              33,625
    Everest Reinsurance Holdings, Inc. ..............       1,100              31,625
    Executive Risk, Inc. ............................         500              18,500
    FINOVA Group, Inc. ..............................         650              41,762
    First Financial Corp. ...........................         500              12,250
    Idex Corp. ......................................         600              23,925
    PMI Group, Inc. .................................         450              24,919
    Scotsman Industries, Inc. .......................         550              12,994
                                                                        -------------
                                                                              232,675
                                                                        -------------
  Motor Vehicles -- 0.37%
    Borg Warner Automotive, Inc. ....................         700              26,950
    Excel Industries, Inc. ..........................         400               6,650
    Harley-Davidson, Inc. ...........................         650              30,550
    Myers Industries, Inc. ..........................         730              12,319
    Superior Industries International ...............         250               5,781
                                                                        -------------
                                                                               82,250
                                                                        -------------
  Non-Durables and Entertainment -- 0.93%
    Cracker Barrel Old Country Store, Inc. ..........       7,400             187,775
    Lancaster Colony Corp. ..........................         400              18,400
                                                                        -------------
                                                                              206,175
                                                                        -------------
  Non-Ferrous Metals -- 0.13%
    DT Industries, Inc. .............................         800              28,000
                                                                        -------------
  Producer Goods -- 0.98%
    Federal Signal Corp. ............................         500              12,938
    General Electric Co. ............................       1,000              98,875
    Hubbell, Inc., Class B ..........................         800              34,600
    Juno Lighting, Inc. .............................       1,400              22,400
    Teleflex, Inc. ..................................         500              26,062
    Trimas Corp. ....................................         900              21,488
                                                                        -------------
                                                                              216,363
                                                                        -------------


                                      24






  Retail -- 1.93%
    Cato Corp. Class A ..............................       2,100              10,500
    Kohls Corp. * ...................................         300              11,775
    Nordstrom, Inc. .................................       5,500             194,906
    Proffitts, Inc. * ...............................         700              25,813
    Talbots, Inc. ...................................         650              18,606
    Toys R Us* ......................................       4,900             147,000
    Zale Corp. * ....................................         900              17,213
                                                                        -------------
                                                                              425,813
                                                                        -------------
  Telephone -- 3.11%
    AT&T Corp. ......................................       4,900             213,150
    Century Telephone Enterprises, Inc. .............       5,500             169,812
    MCI Communications Corp. ........................       9,300             303,994
                                                                        -------------
                                                                              686,956
                                                                        -------------
  Travel and Recreation -- 0.11%
    Callaway Golf Co. ...............................         850              24,438
                                                                        -------------
TOTAL COMMON STOCKS .................................                      10,579,699
  (Cost $9,215,000)                                                     -------------
TOTAL INVESTMENTS ...................................                   $  22,102,240
  (Cost $20,604,998)                                                    =============


* Non-income producing security
              See Notes to Financial Statements,

                                      25

Pegasus Variable Annuity Managed Assets Balanced Fund
PORTFOLIO OF INVESTMENTS - (Continued)
December 31, 1996

                       Notes to Portfolio of Investments

The Pegasus Managed Assets Balanced Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) securities give the holder the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent securities with the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) securities give the holder the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                      See Notes to Financial Statements.

Pegasus Variable Annuity Growth and Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                                                         Market
                     Description                        Face Amount      Value
                     -----------                        -----------    --------
TEMPORARY CASH INVESTMENT -- 2.85%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.90%, 1/2/97, (secured by various U.S. Treasury
    Strips with maturities ranging from 11/15/04
    through 5/15/06, all held at Chase Bank) ........    $244,453      $  244,453
                                                                       ----------
  (Cost $244,453)
                                                           Shares
                                                        -----------
COMMON STOCKS -- 97.15%
  Aerospace -- 2.86%
    Boeing Co. ......................................       2,300         244,662
                                                                      -----------
  Apparel -- 2.01%
    Russell Corp. ...................................       5,800         172,550
                                                                      -----------
  Banks -- 7.88%
    BankAmerica Corp. ...............................       2,100         209,475
    Barnett Banks, Inc. .............................       2,900         119,263
    Fleet Financial Group, Inc. .....................       3,100         154,612
    Norwest Corp. ...................................       4,400         191,400
                                                                      -----------
                                                                          674,750
                                                                      -----------
  Business Machines -- 2.58%
    Electronic Data Systems Corp. ...................       5,100         220,575
                                                                      -----------
  Business Services -- 5.23%
    Deluxe Corp. ....................................       6,700         219,425
    Dun & Bradstreet Corp. ..........................       2,900          68,875
    WMX Technologies, Inc. ..........................       4,900         159,863
                                                                      -----------
                                                                          448,163
                                                                      -----------
  Chemicals -- 3.79%
    Great Lakes Chemical Corp. ......................       2,000          93,500
    Sigma-Aldrich Corp. .............................       3,700         231,019
                                                                      -----------
                                                                          324,519
                                                                      -----------
  Construction -- 5.34%
    Masco Corp. .....................................       5,100         183,600
    York International Corp. ........................       4,900         273,787
                                                                      -----------
                                                                          457,387
                                                                      -----------
  Consumer Durables -- 1.75%
    Rubbermaid, Inc. ................................       6,600         150,150
                                                                      -----------
  Containers -- 2.41%
    Crown Cork & Seal Co., Inc. .....................       3,800         206,625
                                                                      -----------
  Drugs and Medicine -- 7.89%
    Abbott Laboratories Corp. .......................       3,500         177,625
    Bristol-Myers Squibb Co. ........................       2,200         239,250
    Schering-Plough Corp. ...........................       4,000         259,000
                                                                      -----------
                                                                          675,875
                                                                      -----------


                                      27








  Electronics -- 4.81%
    Hewlett Packard Co. .............................       3,100      155,775
    Lucent Technologies, Inc. .......................       1,700       78,625
    Motorola, Inc. ..................................       2,900      177,988
                                                                      --------
                                                                       412,388
                                                                      --------
  Energy and Utilities -- 9.01%
    Enron Corp. .....................................       4,100      176,813
    FPL Group, Inc. .................................       4,600      211,600
    MCN Corp. .......................................       5,800      167,475
    Pinnacle West Capital Corp. .....................       6,800      215,900
                                                                      --------
                                                                       771,788
                                                                      --------
  Energy Raw Materials -- 3.38%
    Schlumberger Ltd. ...............................      2,900       289,637
                                                                      --------
  Food and Agriculture -- 9.53%
    ConAgra, Inc. ...................................      4,000       199,000
    CPC International, Inc. .........................      2,800       217,000
    PepsiCo, Inc. ...................................      7,100       207,675
    Sysco Corp. .....................................      5,900       192,488
                                                                      --------
                                                                       816,163
                                                                      --------
   Insurance -- 4.40%
    American International Group, Inc. ..............      1,100       119,075
    Chubb Corp. .....................................      4,800       258,000
                                                                      --------
                                                                       377,075
                                                                      --------
  International Oil -- 1.65%
    British Petroleum PLC ADR .......................      1,000       141,405
                                                                      --------
  Liquor -- 2.47%
    Anheuser-Busch Companies, Inc. ..................      5,300       212,000
                                                                      --------
  Media -- 5.28%
    Donnelley R R & Sons Co. ........................        500        15,688
    Gannett Co., Inc. ...............................      2,700       202,163
    Washington Post Co. Class B .....................        700       234,587
                                                                      --------
                                                                       452,438
                                                                      --------
  Miscellaneous & Conglomerates -- 1.12%
    Cognizant Corp. .................................      2,900        95,700
                                                                      --------
  Non-Durables and Entertainment -- 2.01%
    Cracker Barrel Old Country Store, Inc. ..........      6,800       172,550
                                                                      --------
  Producer Goods -- 1.04%
    General Electric Co. ............................        900        88,987
                                                                      --------
  Retail -- 3.61%
    Nordstrom, Inc. .................................      5,000       177,187
    Toys R Us* ......................................      4,400       132,000
                                                                      --------
                                                                       309,187
                                                                      --------



                                      28





  Telephone -- 7.10%
    AT&T Corp. ......................................      4,500          195,750
    Century Telephone Enterprises, Inc. .............      5,000          154,375
    MCI Communications Corp. ........................      7,900          258,231
                                                                      -----------
                                                                          608,356
                                                                      -----------
TOTAL COMMON STOCKS .................................                   8,322,930
  (Cost $7,462,511)                                                   -----------
TOTAL INVESTMENTS ...................................                  $8,567,383
  (Cost $7,706,964)                                                   ===========

* Non-income producing security.
          See Notes to Financial Statements.


Variable Annuity Mid-Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS
December 31, 1996

                     Description                         Face Amount   Market Value
                     -----------                        ------------   ------------
TEMPORARY CASH INVESTMENT -- 4.32%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.90%, 1/2/97 (secured by various U.S. Treasury
    Strips with maturities ranging from 11/15/04
    through 5/15/06, all held by Chase Bank) ........     $396,351         $396,351
                                                                       ------------
  (Cost $396,351)
                                                           Shares
                                                        ------------
COMMON STOCKS -- 95.68%
  Air Transport -- 1.19%
    Air Express International Corp. .................        3,400          109,650
                                                                       ------------
  Apparel -- 1.26%
    Nine West Group, Inc. * .........................        2,500          115,937
                                                                       ------------
  Banks -- 5.38%
    Charter One Financial, Inc. .....................        3,677          154,434
    First Tennessee National Corp. ..................        4,300          161,250
    TCF Financial Corp. .............................        4,100          178,350
                                                                       ------------
                                                                            494,034
                                                                       ------------
  Business Machines -- 2.61%
    Diebold, Inc. ...................................        1,900          119,462
    Xilinx, Inc. * ..................................        3,250          119,641
                                                                       ------------
                                                                            239,103
                                                                       ------------
  Business Services -- 6.35%
    American Management Systems, Inc. * .............        2,700           66,150
    CDI Corp. * .....................................        2,100           59,588
    DST Systems, Inc. * .............................        2,900           90,987
    G & K Services, Inc. Class A ....................        3,100          117,025
    Omnicom Group, Inc. .............................        2,800          128,100
    SunGard Data Systems, Inc. * ....................        3,050          120,475
                                                                       ------------
                                                                            582,325
                                                                       ------------
  Chemicals -- 0.84%
    RPM, Inc. .......................................        4,525           76,925
                                                                       ------------
  Construction -- 2.57%
    Crane Co. .......................................        8,125          235,625
                                                                       ------------
  Consumer Durables -- 2.67%
    Durakon Industries, Inc. * ......................        3,600           45,900
    Invacare Corp. ..................................          700           19,250
    Leggett & Platt, Inc. ...........................        5,200          180,050
                                                                       ------------
                                                                            245,200
                                                                       ------------
  Containers -- 1.42%
    AptarGroup, Inc. ................................        3,700          130,425
                                                                       ------------
  Drugs and Medicine -- 5.31%
    Health Care & Retirement Corp. * ................        3,300           94,463
    Quorum Health Group, Inc. * .....................        4,200          124,950
    Sybron International Corp.* .....................        4,900          161,700
    Vivra, Inc. * ...................................        3,850          106,356
                                                                       ------------
                                                                            487,469
                                                                       ------------



                                      30





  Electronics -- 9.35%
    Belden, Inc. ....................................        6,800          251,600
    Dynatech Corp. * ................................        2,900          128,325
    KEMET Corp. * ...................................        3,800           88,350
    Microchip Technology, Inc. * ....................        3,000          152,625
    Molex, Inc. Class A Non-Voting ..................        3,225          114,891
    Teradyne, Inc. * ................................        5,000          121,875
                                                                       ------------
                                                                            857,666
                                                                       ------------
  Energy Raw Materials -- 5.38%
    Apache Corp. ....................................        5,700          201,638
    Noble Affiliates, Inc. ..........................        3,700          177,137
    Southwestern Energy Co. .........................        7,600          114,950
                                                                       ------------
                                                                            493,725
                                                                       ------------
  Insurance -- 4.47%
    Capital RE Corp. ................................       3,600           167,850
    CapMac Holdings, Inc. ...........................       2,100            69,563
    Transatlantic Holdings, Inc. ....................       2,150           173,075
                                                                       ------------
                                                                            410,488
                                                                       ------------
  Media -- 1.35%
    Banta Corp. .....................................       5,400           123,525
                                                                       ------------
  Miscellaneous and Conglomerates -- 9.09%
    ABC Rail Products Corp. * .......................       2,800            55,650
    Culligan Water Technologies, Inc. * .............       2,500           101,250
    DENTSPLY International, Inc. ....................       3,250           154,375
    Greenfield Industries, Inc. .....................       5,550           169,969
    Health Management Associates, Inc. Class A * ....       1,975            44,437
    Littelfuse, Inc. * ..............................       3,300           160,050
    Wolverine Tube, Inc. * ..........................       4,200           148,050
                                                                       ------------
                                                                            833,781
                                                                       ------------
  Miscellaneous Finance -- 15.18%
    CMAC Investment Corp. ...........................       5,000           183,750
    Edwards (A.G.), Inc. ............................       5,500           184,938
    Everest Reinsurance Holdings, Inc. ..............       6,300           181,125
    Executive Risk, Inc. ............................       2,900           107,300
    FINOVA Group, Inc. ..............................       3,850           247,363
    First Financial Corp. ...........................       3,650            89,425
    Idex Corp. ......................................       3,750           149,531
    PMI Group, Inc. .................................       3,150           174,431
    Scotsman Industries, Inc. .......................       3,200            75,600
                                                                       ------------
                                                                          1,393,463
                                                                       ------------



                                      31






  Motor Vehicles -- 4.77%
    Borg Warner Automotive ..........................       4,100           157,850
    Excel Industries, Inc. ..........................       2,500            41,562
    Harley-Davidson, Inc. ...........................       2,800           131,600
    Myers Industries, Inc. ..........................       4,130            69,694
    Superior Industries International ...............       1,600            37,000
                                                                       ------------
                                                                            437,706
                                                                       ------------
  Non-Durables and Entertainment -- 0.95%
    Lancaster Colony Corp. ..........................       1,900            87,400
                                                                       ------------
  Non-Ferrous Metals -- 1.91%
    DT Industries, Inc. .............................       5,000           175,000
                                                                       ------------
  Producer Goods -- 6.88%
    Federal Signal Corp. ............................       3,500            90,563
    Hubbell, Inc. Class B ...........................       4,300           185,975
    Juno Lighting, Inc. .............................       7,700           123,200
    Teleflex, Inc. ..................................       2,100           109,463
    TriMas Corp. ....................................       5,100           121,762
                                                                       ------------
                                                                            630,963
                                                                       ------------
  Retail -- 5.28%
    Cato Corp. Class A ..............................      11,900            59,500
    Kohls Corp. * ...................................       1,600            62,800
    Proffitts, Inc. * ...............................       4,100           151,187
    Talbots, Inc. ...................................       3,700           105,912
    Zale Corp. * ....................................       5,500           105,188
                                                                       ------------
                                                                            484,587
                                                                       ------------
  Travel and Recreation -- 1.47%
    Callaway Golf Co. ...............................       4,700           135,125
                                                                       ------------
TOTAL COMMON STOCKS .................................                     8,780,122
  (Cost $7,347,264)                                                    ------------
TOTAL INVESTMENTS ...................................                  $  9,176,473
  (Cost $7,743,615)                                                    ============


* Non-income producing security.

                      See Notes to Financial Statements.

                                      32

Pegasus Variable Annuity Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 1996

                     Description                         Face Amount   Market Value
                     -----------                         -----------   ------------
TEMPORARY CASH INVESTMENT -- 3.58%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.90%, 1/2/97, (secured by various U.S. Treasury
    Strips with maturities ranging from 11/15/04
    through 05/15/06, all held at Chase Bank) .......   $  411,815     $    411,815
                                                                       ------------
  (Cost $411,815)
                                                             Shares
                                                             ------

COMMON STOCKS -- 96.42%
  Banks -- 5.09%
    MBNA Corp .......................................        5,000          207,500
    Norwest Corp. ...................................        5,000          217,500
    State Street Boston Corp ........................        2,500          161,250
                                                                       ------------
                                                                            586,250
                                                                       ------------
  Business Machines -- 6.62%
    Electronic Data Systems Corp. ...................        3,500          151,375
    Microsoft Corp. * ...............................        4,000          330,500
    Silicon Graphics * ..............................       11,000          280,500
                                                                       ------------
                                                                            762,375
                                                                       ------------
  Business Services -- 4.43%
    Automatic Data Processing, Inc. .................        4,000          171,500
    Computer Associates International, Inc. .........        3,000          149,250
    Interpublic Group of Companies, Inc. ............        4,000          190,000
                                                                       ------------
                                                                            510,750
                                                                       ------------
  Chemicals -- 1.40%
    Praxair, Inc. ...................................        3,500          161,438
                                                                       ------------
  Construction -- 4.88%
    Fluor Corp. .....................................        4,500          282,375
    York International Corp. ........................        5,000          279,375
                                                                       ------------
                                                                            561,750
                                                                       ------------
  Consumer Durables -- 1.37%
    Newell Co. ......................................        5,000          157,500
                                                                       ------------
  Containers -- 1.42%
    Crown Cork & Seal Co., Inc. .....................        3,000          163,125
                                                                       ------------
  Drugs and Medicine -- 18.15%
    American Home Products Corp. ....................        2,000          117,250
    Amgen, Inc. * ...................................        4,000          217,500
    Columbia HCA Healthcare Corp. ...................        7,000          285,250
    Johnson & Johnson ...............................        4,400          218,900
    Medtronic, Inc. .................................        2,000          136,000
    Mylan Laboratories, Inc. ........................        8,000          134,000
    Pall Corp. ......................................        7,000          178,500
    Pfizer, Inc. ....................................        1,800          149,175
    Smithkline Beecham PLC ADR ......................        4,000          272,000
    Stryker Corp. ...................................        6,000          179,250
    United Healthcare Corp. .........................        4,500          202,500
                                                                       ------------
                                                                          2,090,325
                                                                       ------------



                                      33




  Electronics -- 9.70%
    AMP, Inc. .......................................        2,000          76,750
    First Data Corp. ................................        6,000         219,000
    Hewlett Packard Co. .............................        5,000         251,250
    Intel Corp. .....................................        3,300         432,094
    Lucent Technologies, Inc. .......................        3,000         138,750
                                                                       -----------
                                                                         1,117,844
                                                                       -----------
  Energy and Utilities -- 3.10%
    AES Corp. * .....................................       3,500          162,750
    Enron Corp. .....................................       4,500          194,062
                                                                       -----------
                                                                           356,812
                                                                       -----------
  Energy Raw Materials -- 3.62%
    Schlumberger Ltd. ...............................       1,900          189,762
    Western Atlas, Inc. * ...........................       3,200          226,800
                                                                       -----------
                                                                           416,562
                                                                       -----------
  Food and Agriculture -- 1.65%
    PepsiCo, Inc. ...................................       6,500          190,125
                                                                       -----------
  Insurance -- 7.64%
    AFLAC, Inc. .....................................       6,000          256,500
    American International Group, Inc. ..............       2,300          248,975
    Chubb Corp. .....................................       2,000          107,500
    UNUM Corp. ......................................       3,700          267,325
                                                                       -----------
                                                                           880,300
                                                                       -----------
  Miscellaneous & Conglomerates -- 2.60%
    Elan PLC ADR * ..................................       9,000          299,250
                                                                       -----------
  Non-Durables and Entertainment -- 5.47%
    Kimberly-Clark Corp. ............................       2,000          190,500
    Oracle Systems Corp. * ..........................       4,500          187,875
    Service Corp. International .....................       9,000          252,000
                                                                       -----------
                                                                           630,375
                                                                       -----------
  Producer Goods -- 2.08%
    Illinois Tool Works, Inc. .......................       3,000          239,625
                                                                       -----------
  Retail -- 4.32%
    Albertsons, Inc. ................................       2,000           71,250
    Home Depot, Inc. ................................       5,000          250,625
    Walgreen Co. ....................................       4,400          176,000
                                                                       -----------
                                                                           497,875
                                                                       -----------
  Soaps And Cosmetics -- 1.87%
    Procter & Gamble Co. ............................       2,000          215,000
                                                                       -----------
  Telephone -- 3.25%
    AirTouch Communications, Inc. * .................       9,000          227,250
    MCI Communications Corp. ........................       4,500          147,094
                                                                       -----------
                                                                           374,344
                                                                       -----------



                                      34






  Tobacco -- 2.59%
    Philip Morris Companies, Inc. ...................       1,500          168,938
    UST, Inc. .......................................       4,000          129,500
                                                                       -----------
                                                                           298,438
                                                                       -----------
  Travel and Recreation -- 5.17%
    Carnival Corp., Class A .........................       7,000          231,000
    Gaylord Entertainment Co., Class A ..............       6,796          155,458
    Disney (Walt) Co. ...............................       3,000          208,875
                                                                       -----------
                                                                           595,333
                                                                       -----------
TOTAL COMMON STOCKS .................................                   11,105,396
  (Cost $9,200,971)                                                    -----------
TOTAL INVESTMENTS ...................................                  $11,517,211
  (Cost $9,612,786)                                                    ===========



* Non-income producing security

                      See Notes to Financial Statements.

                                      35

Pegasus Variable Annuity Money Market Fund
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                                                          Amortized
                                                                             Cost
                     Description                          Face Amount      (Note 2)
                     -----------                          -----------     ---------
TEMPORARY CASH INVESTMENTS -- 32.24%
  American General Finance, Inc. Master Note, 6.09%,
    1/7/97 ..........................................       $ 25,000       $ 25,000
  Paccar Leasing Corp. Master Note, 6.09%, 1/7/97 ...         25,000         25,000
  Pitney Bowes Credit Corp. Master Note, 6.04%,
    1/7/97 ..........................................         25,000         25,000
  Transamerica Finance Group, Inc., 6.09%, 1/7/97 ...         25,000         25,000
  Daiwa Securities America, Inc. Revolving Repurchase
    Agreement, 6.90%, 1/2/97 (secured by U.S.
    Treasury Bills due 10/16/97, all held at The Bank
    of New York) ....................................        200,000        200,000
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.90%, 1/2/97 (secured by
    various U.S. Treasury Notes with maturities
    ranging from 9/30/98 through 10/15/06 at various
    interest rates ranging from 5.00% to 8.875%, all
    held at Chase Bank) .............................        306,000        306,000
                                                                          ---------
                                                                            606,000
                                                                          ---------
U.S. TREASURY SECURITIES -- 1.07%
    U.S. Treasury Notes, 7.50%, 1/31/97 .............         20,000         20,038
                                                                          ---------
COMMERCIAL PAPER -- 52.33%
  Aesop Funding Corp., 5.50%, 1/10/97 ...............         20,000         19,973
  Akzo Nobel Inc.:
    5.48%, 1/16/97 ..................................         25,000         24,943
    5.37%, 3/4/97 ...................................         25,000         24,769
  Alpine Securitization Corp., 5.35%, 3/3/97 ........         40,000         39,637
  American Trading & Production Corp., 5.32%, 2/27/97         25,000         24,789
  Asset Securitization Cooperative Corp., 5.60%,
    2/6/97 ..........................................         40,000         39,776
  Banca Serafin S A, 5.32%, 5/6/97 ..................         40,000         39,261
  Bank of New York Company Inc., 5.32%, 1/10/97 .....         40,000         39,947
  Clipper Receivable Corp., 5.80%, 1/28/97 ..........         40,000         39,826
  Commercial Credit Company, 5.47%, 2/7/97 ..........         40,000         39,775
  Enterprise Funding Corp., 5.33%, 1/22/97 ..........         40,000         39,876
  General Electric Capital Corp., 5.50%, 1/17/97 ....         20,000         19,951
  Great Lakes Chemical Corp., 5.45%, 4/9/97 .........         40,000         39,407
  Greenwich Funding Corp., 5.35%, 3/7/97 ............         30,000         29,710
  IBM Credit Corp., 5.31%, 1/27/97 ..................         25,000         24,904
  Marsh & Mclennan companies Inc., 5.53%, 1/3/97 ....         20,000         19,994
  MCI Communications Corp., 5.32%, 1/7/97 ...........         30,000         29,973
  Mont Blanc Capital Corporation, 5.47%, 1/13/97 ....         40,000         39,927
  National Cooperative Services Corp., 5.40%, 3/3/97          25,000         24,771
  Pacific Dunlop Holdings Inc., 5.45%, 2/3/97 .......         25,000         24,875
  Receivables Capital Corp., 5.35%, 1/30/97 .........         40,000         39,828
  Royal Bank of Canada, 5.32%, 1/17/97 ..............         20,000         19,953
  RTZ America Inc., 5.32%, 5/5/97 ...................         25,000         24,542
  Rubbermaid Inc.:
    5.55%, 3/3/97 ...................................         25,000         24,765
    5.33%, 3/10/97 ..................................         40,000         39,597
  Sheffield Receivables Corporation, 5.70%, 1/24/97 .         40,000         39,854



                                      36






  Sigma Finance Inc.:
    5.65%, 1/10/97 ..................................         40,000            39,944
    5.31%, 5/19/97 ..................................         25,000            24,491
  St. Michael Finance Limited, 5.33%, 1/7/97 ........         30,000            29,973
  Sun Belt Dix Inc.:
    5.38%, 1/9/97 ...................................         25,000            24,970
    5.35%, 1/30/97 ..................................         25,000            24,892
  Twin Towers Inc., 5.40%, 3/11/97 ..................         25,000            24,741
                                                                           -----------
                                                                               983,634
                                                                           -----------
NOTES -- 3.46%
  Abbey National Treasury Services PLC, Medium Term
   Note,
    Tranche #SR00032, 5.50%, 11/21/97 ...............         25,000            24,978
  General Electric Capital Corp. Medium Term Note,
   Series A,
    5.24%, 1/17/97 ..................................         20,000            19,999
  IBM Credit Corp.,Medium Term Note, 5.78%, 8/20/97 .         20,000            19,984
                                                                           -----------
                                                                                64,961
                                                                           -----------
CERTIFICATES OF DEPOSIT -- 10.90%
  American Express Centurion Bank, 5.37%, 2/13/97 ...        25,000             25,000
  BankOne Columbus N A, Bank Note, 5.69%, 10/28/97 ..        25,000             24,988
  Canadian Imperial Bank of Commerce, 5.39%, 1/3/97 .        25,000             25,000
  Deutsche Bank, 5.55%, 11/5/97 .....................        20,000             19,990
  Dresdner Bank A G, 5.60%, 7/3/97 ..................        20,000             20,000
  LaSalle National Bank, Medium Term Bank Note
    5.59%, 12/4/97 ..................................        25,000             25,000
  National Australia Bank, Bank Note, 5.80%, 10/3/97         25,000             24,998
  Rabobank Nederland NV Euro, 5.93%, 6/4/97 .........        20,000             20,001
  Societe Generale, 5.78%, 4/11/97 ..................        20,000             19,999
                                                                           -----------
                                                                               204,976
                                                                           -----------
TOTAL INVESTMENTS ...................................                      $ 1,879,609
  (Cost $1,872,966)                                                        ===========

                      See Notes to Financial Statements.

                                      37

Pegasus Variable Annuity Fund
NOTES TO FINANCIAL STATEMENTS

(1)   Organization and Commencement of Operations
      Pegasus Variable Annuity Fund (the "Trust") Formerly "The Woodward Variable Annuity Fund," was organized as a Delaware business trust on November 7, 1994, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1996, the Trust consisted of five separate series of which there were four Equity Funds and one Money Market Fund, as described below.


Equity Funds:
  Pegasus Variable Annuity Managed Assets Balanced Fund
  Pegasus Variable Annuity Growth and Value Fund
  Pegasus Variable Annuity Mid-Cap Opportunity Fund
  Pegasus Variable Annuity Growth Fund
Money Market Funds:
  Pegasus Variable Annuity Money Market Fund


      The Equity Funds and the Money Market Fund commenced operations on March 30, 1995. Shares of the Trust are made available to serve as the underlying investment media of the variable annuity contracts issued by Separate Account Six of the ITT Hartford Life and Annuity Insurance Company. Orders for the Trust's shares are executed in accordance with the investment instructions of the contract owners.

      As of October 7, 1996, the Woodward Variable Annuity Balanced Fund, Woodward Variable Annuity Growth/Value Fund, Woodward Variable Annuity Opportunity Fund, Woodward Variable Annuity Capital Growth Fund and Woodward Variable Annuity Money Market Fund changed their names to the Pegasus Variable Annuity Managed Assets Balanced Fund, Pegasus Variable Annuity Growth and Value Fund, Pegasus Variable Annuity Mid-Cap Opportunity Fund, Pegasus Variable Annuity Growth Fund and Pegasus Variable Annuity Money Market Fund, respectively.

(2)   Significant Accounting Policies
      The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investments

  The Equity Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, First Chicago NBD Investment Management Company (FCNIMCO) in accordance with procedures approved by the Board of Trustees. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Fund utilizes the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value, which is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the day after trade date by the Equity Funds and on the trade date for the Money Market Fund.

      The Trust invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to the Trust's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount: and 3) funds are not disbursed by the Trust or its agent unless collateral is presented or acknowledged by the collateral custodian.

Investment Income

  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

  It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

  Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the funds. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

Shareholder Dividends

  Dividends from net investment income are declared and paid quarterly by the Equity Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to prevent the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

      On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, the Money Market Fund net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

Deferred Organization Costs

  Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

Expenses

  Expenses are charged daily as a percentage of the respective Fund's average net assets. The Trust monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Pegasus or a change in expectations as to the level of actual expenses.

(3)   Transactions with Affiliates

      FCNIMCO is the investment advisor pursuant to the Advisory Agreement. For its advisory services to the Trust, FCNIMCO is entitled to a fee, computed daily and payable monthly.

      FCNIMCO and BISYS serve as the Trust's Co-Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled jointly to a monthly administration fee at the annual rate of 0.15% of each Fund's average daily net assets.

      Prior to October 7, 1996, the Funds incurred no separate administration fee in addition to the advisory fee for administrative services rendered by FCNIMCO under the prior investment advisory agreement.

      FCNIMCO has agreed that it may waive its fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on the Trust. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where the Trust has qualified its shares, or by a decision of the Board of Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1996, FCNIMCO reimbursed the Managed Assets Balanced Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth
Fund and the Money Market Fund for certain expenses in the amounts of $102,154, $80,795, $82,608, $67,679 and $63,365, respectively.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions is as follows:

                                         Managed                        Mid-Cap
                                          Assets       Growth and     Opportunity      Growth      Money Market
                                      Balanced Fund    Value Fund        Fund           Fund           Fund
                                      -------------    ----------     -----------      ------      ------------
Gross Unrealized Gains                  $ 1,727,774    $1,016,597     $1,561,682     $2,068,452              --
Gross Unrealized Losses                    (236,976)     (160,390)      (133,529)      (164,027)             --
                                        ===========    ==========     ==========     ==========     ===========
                                         $1,490,798    $  856,207     $1,428,153     $1,904,425              --
                                        ===========    ==========     ==========     ==========     ===========
Federal Income Tax Cost                 $20,611,442    $7,711,176     $7,748,320     $9,612,786     $ 1,872,966
Purchases                               $11,595,899    $6,539,778     $5,055,958     $5,409,010     $13,827,409
Sales                                    $4,541,986    $2,553,363     $2,367,233     $1,865,890     $13,071,385

(5)   Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to FCNIMCO, and amounts paid to FCNIMCO, pursuant to the agreements described in Note 3 for the year ended December 31, 1996. The rates shown are stated as a percentage of each fund's average daily net assets.

                                             Managed
                                              Assets                     Mid-Cap                      Money
                                             Balanced     Growth and   Opportunity      Growth        Market
             Effective Date                    Fund       Value Fund       Fund          Fund          Fund
 ---------------------------------------   -----------   -----------   -----------   -----------   -----------
Expense Rates:
  January 1                                      0.85%         0.85%         0.85%         0.85%         0.50%
FCNIMCO Advisory Fee:
  January 1                                      0.75%         0.75%         0.75%         0.75%         0.45%
  October 7                                      0.65%         0.60%         0.60%         0.60%         0.30%
FCNIMCO/BISYS Administration Fee:
  October 7                                      0.15%         0.15%         0.15%         0.15%         0.15%
Amounts Paid:
  Advisory Fee to FCNIMCO                   $ 114,254      $ 42,701      $ 48,992      $ 63,261      $  6,212
  Other Fees & Out of Pocket
    Expenses to FCNIMCO                     $  47,114      $ 32,867      $ 34,209      $ 16,613      $  9,807
  Expense Reimbursements by FCNIMCO         $(102,154)     $(80,795)     $(82,608)     $(67,679)     $(63,365)

(6)   Equity of Affiliates

      As of December 31, 1996, Hartford Life Insurance Company held direct interest in shares as follows:

                                                                    Percent
                                                                      of
                                                                     Total
                                                         Shares     Shares
-----------------------------------------------------   --------   --------
Pegasus Managed Assets Balanced Fund                     323,506    17.40%
Pegasus Growth and Value Fund                             53,779     8.25%
Pegasus Mid-Cap Opportunity Fund                          51,218     7.48%
Pegasus Growth Fund                                       50,861     5.85%
Pegasus Money Market Fund                                546,466    28.92%



Pegasus Variable Annuity Fund
FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of how the Variable Annuity Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements of the Funds and other information for the periods presented.

                                         Managed Assets                  Growth and                     Mid-Cap
                                         Balanced Fund                   Value Fund                 Opportunity Fund
                                  ---------------------------   ---------------------------   ---------------------------
                                   Year Ended    Period Ended    Year Ended    Period Ended    Year Ended    Period Ended
                                  December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                      1996           1995(1)        1996           1995(1)        1996           1995(1)
                                  ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
  period                           $     11.27    $     10.00    $    11.63     $    10.00     $    11.02     $    10.00
Income from investment
  operations:
  Net investment income                   0.37           0.25          0.15           0.13           0.03           0.05
  Net realized and unrealized
    gains on investments                  0.97           1.27          2.02           1.63           2.67           1.02
                                  ------------   ------------   ------------   ------------   ------------   -----------
Total from investment
  operations                              1.34           1.52          2.17           1.76           2.70           1.07
                                  ------------   ------------   ------------   ------------   ------------   -----------
Less distributions:
  From net investment income             (0.37)         (0.25)        (0.14)         (0.13)         (0.03)         (0.05)
  From realized gains                    (0.26)            --         (0.47)            --          (0.23)            --
  In excess of realized gains               --             --            --             --             --             --
                                  ------------   ------------   ------------   ------------   ------------   -----------
Total distributions                      (0.63)         (0.25)        (0.61)         (0.13)         (0.26)         (0.05)
                                  ------------   ------------   ------------   ------------   ------------   -----------
Net asset value, end of period     $     11.98    $     11.27    $    13.19     $    11.63     $    13.46     $    11.02
                                  ------------   ------------   ------------   ------------   ------------   -----------
Total Return                             12.05%         20.15%(a)      18.75%        22.75%(a)      24.53         14.20%(a)
Ratios/Supplemental Data
Net assets, end of period          $22,275,238    $11,210,876     $8,602,557    $3,753,691     $9,215,660     $4,972,365
Ratios to average net assets
  Expenses                                0.85%          0.85%(a)       0.85%         0.85%(a)       0.85%          0.85%(a)
  Net investment income                   3.32%          3.61%(a)       1.35%         1.78%(a)       0.28%          0.67%(a)
  Expenses without fee
    waivers/reimbursed expenses           1.52%          2.34%(a)       2.27%         4.93%(a)       2.11%          4.64%(a)
  Net investment income without
    fee waivers/reimbursed
    expenses                              2.65%          2.12%(a)      (0.07)%       (2.30)%(a)      (0.98)%       (3.12)%(a)
Portfolio turnover rate                  35.29%         14.05%        46.82%         17.47%         37.44%         32.11%
Average commission rate            $      0.04    $      0.10    $     0.11     $     0.14     $     0.08     $     0.11

(1) Commenced operations on March 30, 1995.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


                      See Notes to Financial Statements.

                                      41

Pegasus Variable Annuity Fund
FINANCIAL HIGHLIGHTS - (Continued)

                                                    Growth Fund                  Money Market Fund
                                           -----------------------------   -----------------------------
                                             Year Ended     Period Ended     Year Ended     Period Ended
                                            December 31,    December 31,    December 31,    December 31,
                                                1996            1995(1)         1996            1995(1)
                                           -------------   -------------   -------------   -------------
Net asset value, beginning of period        $     11.37      $    10.00      $     1.00      $     1.00
Income from investment operations:
  Net investment income                            0.05            0.05            0.05            0.03
  Net realized and unrealized gains on
    investments                                    1.94            1.38              --              --
                                           -------------   -------------   -------------   -------------
Total from investment operations                   1.99            1.43            0.05            0.03
                                           -------------   -------------   -------------   -------------
Less distributions:
  From net investment income                      (0.05)          (0.05)          (0.05)          (0.03)
  From realized gains                             (0.01)          (0.01)             --              --
  In excess of realized gains                     (0.02)             --              --              --
                                           -------------   -------------   -------------   -------------
Total distributions                               (0.08)          (0.06)          (0.05)          (0.03)
                                           -------------   -------------   -------------   -------------
Net asset value, end of period              $     13.28      $    11.37      $     1.00      $     1.00
                                           -------------   -------------   -------------   -------------
Total Return                                      17.52%          18.82%(a)        5.12%           5.41%(a)
Ratios/Supplemental Data
Net assets, end of period                   $11,542,021      $6,434,936      $1,889,506      $1,175,892
Ratios to average net assets
  Expenses                                         0.85%           0.85%(a)        0.50%           0.50%(a)
  Net investment income                            0.49%           0.81%(a)        4.91%           5.27%(a)
  Expenses without fee
    waivers/reimbursed expenses                    1.65%           3.15%(a)        5.15%          10.48%(a)
  Net investment income without fee
    waivers/reimbursed expenses                   (0.31)%         (1.49)%(a)       0.26%          (4.71)%(a)
Portfolio turnover rate                           23.11%           4.46%            N/A             N/A
Average commission rate                     $      0.05      $     0.11             N/A             N/A

(1) Commenced operations on March 30, 1995.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

                      See Notes to Financial Statements.

                                      42

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   Pegasus Variable Annuity Fund:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the PEGASUS VARIABLE ANNUITY FUND (comprising, as indicated in Note 1, the Managed Assets Balanced, Growth and Value, Mid-Cap Opportunity, Growth and Money Market Funds) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the period from inception (as indicated in Note 1) through December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1996, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Pegasus Variable Annuity Fund as of December 31, 1996, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the period from inception (as indicated in Note 1) through December 31, 1996 in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 21, 1997.

RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

      On July 10, 1996, a special meeting of the shareholders of Pegasus Variable Annuity Funds was held to approve the following proposals.

      The shareholders approved these proposals with respect to Pegasus Variable Annuity Funds as follows:

1. To approve a new investment advisory agreement ("New Advisory Agreement") between the Trust and FCNIMCO:

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,065,421.480       9,981.703       64,060.657
VA Growth/Value                 363,264.691       9,935.437        9,079.132
VA Opportunity                  430,828.155       2,537.301       41,784.705
VA Capital Growth               547,409.703       2,427.631       58,591.717
VA Money Market               1,246,991.502            .000        7,211.668

2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:
   a) investment in commodities

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,033,755.781      26,093.721       79,614.338
VA Growth/Value                 365,814.493       4,338.869       12,125.898
VA Opportunity                  407,840.390      16,497.213       50,812.558
VA Capital Growth               528,664.004      11,432.381       68,332.666
VA Money Market               1,246,991.502            .000        7,211.668

  b) expanded power to borrow

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,003,138.388      57,827.789       78,497.663
VA Growth/Value                 364,900.845       4,476.490       12,901.925
VA Opportunity                  391,965.624      33,141.723       50,042.814
VA Capital Growth               511,311.607      28,620.502       68,496.942
VA Money Market               1,246,991.502            .000        7,211.668

  c) issuing senior securities

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,042,108.050      27,404.105       69,951.685
VA Growth/Value                 365,814.493       4,338.869       12,125.898
VA Opportunity                  416,364.584      12,045.056       46,740.521
VA Capital Growth               530,452.785      11,657.500       66,318.766
VA Money Market               1,230,799.740      16,191.762        7,211.668

3. To approve a change to the fundamental investment policies and limitations of each Fund of the Trust, as follows:

   c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                     999,822.548      50,398.485       89,242.807
VA Growth/Value                 367,274.800       5,925.328        9,079.132
VA Opportunity                  394,959.069      20,740.304       59,450.788
VA Capital Growth               516,629.276      22,158.986       69,640.789
VA Money Market               1,230,799.740      16,191.762        7,211.668

4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

   b) limitation on investment in other investment companies

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   -------------     ------------
VA Balanced                   1,042,996.833      14,653.504       81,813.503
VA Growth/Value                 364,174.515       3,417.576       14,687.169
VA Opportunity                  412,130.996       8,315.127       54,704.038
VA Capital Growth               530,008.632       9,838.297       68,582.122
VA Money Market               1,230,799.740      16,191.762        7,211.668

  c) limitation on illiquid securities

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   -------------     ------------
VA Balanced                   1,036,980.463      21,285.184       81,198.193
VA Growth/Value                 350,852.083      16,740.008       14,687.169
VA Opportunity                  412,287.796       7,735.444       55,126.921
VA Capital Growth               530,032.969       9,905.224       68,490.858
VA Money Market               1,230,799.740      16,191.762        7,211.668

  d) limitation on purchasing securities on margin

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   -------------     ------------
VA Balanced                   1,015,820.620      35,688.007       87,955.213
VA Growth/Value                 354,575.483       9,189.993       18,513.784
VA Opportunity                  402,585.229      16,616.001       55,948.931
VA Capital Growth               522,774.410      17,163.783       68,490.858
VA Money Market               1,230,799.740      16,191.762        7,211.668

  e) limitation on purchasing securities of companies for the purpose of exercising control

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   -------------     ------------
VA Balanced                   1,020,173.371      38,092.276       81,198.193
VA Growth/Value                 354,579.305      13,012.786       14,687.169
VA Opportunity                  405,711.717      14,734.406       54,704.038
VA Capital Growth               524,916.080      15,338.496       68,174.475
VA Money Market               1,230,799.740      16,191.762        7,211.668

  f) limitation on writing or selling put options, call options, straddles, spreads, or any combinations thereof

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   -------------     ------------
VA Balanced                   1,012,425.017      33,295.133       93,743.690
VA Growth/Value                 357,465.514       8,673.916       16,139.830
VA Opportunity                  400,798.664      12,306.389       62,045.108
VA Capital Growth               518,570.165      13,470.619       76,388.267

5. To approve certain changes to fundamental investment objectives of VA Growth/Value, VA Opportunity Funds, and VA Capital Growth Funds

           Fund                Affirmative        Against          Abstain
 --------------------------   -------------    -------------     ------------
VA Growth/Value                365,959.759        3,417.576       12,901.925
VA Opportunity                 403,103.143       17,076.896       54,970.122
VA Capital Growth              519,677.506       18,709.193       70,042.352


6. To ratify the appointment of two Trustees to the Board of Trustees of the Trust.

  Elected Trustees                           Current Trustees
  Ms. Marilyn McCoy        Mr. Will M. Caldwell *  Mr. Julius L. Pallone
  Mr. John P. Gould        Mr. Donald L. Tuttle * Dr. Nicholas J. DeGrazia
                           Mr. Donald B. Sutherland


           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,054,904.229       5,195.955       79,363.656
VA Growth/Value                 373,200.128            .000        9,079.132
VA Opportunity                  420,203.797       5,136.373       49,809.991
VA Capital Growth               537,796.524       4,222.497       66,410.030
VA Money Market               1,230,799.740      16,191.762        7,211.668

8. To transact such other business as may properly come before the Meeting or any adjournment thereof.

           Fund                Affirmative        Against          Abstain
 --------------------------   --------------   --------------   -------------
VA Balanced                   1,050,437.531      4,523.671        84,502.638
VA Growth/Value                 370,325.389      1,425.901        10,527.970
VA Opportunity                  422,750.603      2,394.756        50,004.802
VA Capital                      540,169.397      2,166.007        66,093.647
VA Money Market               1,246,991.502           .000         7,211.668


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